SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash on hand and cash at bank

	As of December 31,
	2023	2022
	US$	US$
Cash balances include deposits in:

Financial institutions in the mainland of the PRC
− Denominated in Chinese Renminbi (“RMB”)	381,890	547,301
− Denominated in United States Dollars (“US$”)	7,232	165,068
− Denominated in Great Britain Pound (“GBP”)	127	2,984
− Denominated in Euro Dollar (“EUR”)	361	347
Total cash balances held at the PRC financial institutions	389,610	715,700

Financial institutions in United Kingdom (“UK”)
− Denominated in GBP	11,871	5,778
− Denominated in USD	794	—
− Denominated in EUR	4,969	—
− Denominated in RMB	161	—
Total cash balances held at UK financial institutions	17,795	5,778

Financial institutions in Netherlands
− Denominated in GBP	11	18
− Denominated in EUR	5,035	8,899
− Denominated in other currencies	58	—
Total cash balances held at Netherlands financial institutions	5,104	8,917
Financial institutions in Germany
− Denominated in EUR	2,149	5,347
Total cash balances held at German financial institutions	2,149	5,347

Total cash balances held at financial institutions in other jurisdictions	4,283	862

Total cash balances held at financial institutions	418,941	736,604

Cash on hand	—	1

Total cash balances	418,941	736,605

Schedule of property, equipment and software, net

Machinery and R&D equipment	3 – 10 years
Molds and tooling	5 – 10 years
Motor vehicles	2 – 5 years
Office and electronic equipment	3 – 5 years
Purchased software	3 – 10 years
Leasehold improvements	The shorter of estimated useful life of the assets and lease terms

Schedule of movement of warranty reserve

Year Ended
December 31, 2023
Warranty at beginning of the year	—
Additions	8,492
Utilization	(1,499)
Foreign currency translation adjustment	29
Accrued warranty at end of the year	7,022
Including: Current portion of warranty	483
Non-current portion of warranty	6,539

Schedule of Concentration and Risk

	As of December 31,
	2023	2022

	proportion of total accounts
	receivable balance
Geely Group	22.09%	95.00%

	Year Ended December 31,
	2023	2022	2021

	proportion of total costs and expenses
Geely Group	74.95%	39.28%	74.96%

	As of December 31,
	2023	2022

	proportion of total payables balance
Geely Group	65.96%	38.29%